Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Amendment Flag	false